UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
March 31, 2010

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 71.7% (55.6% of Total Investments)
		Capital Markets – 5.0%
381,200		Ameriprise Financial, Inc.	7.750%		A	$ 10,105,612
6,400		Credit Suisse	7.900%		A3	165,696
92,800		Deutsche Bank Capital Funding Trust I	7.350%		BBB+	2,235,552
1,218,735		Deutsche Bank Capital Funding Trust II	6.550%		BBB+	27,872,469
40,700		Deutsche Bank Capital Funding Trust V	8.050%		BBB+	1,036,629
98,051		Deutsche Bank Capital Funding Trust VIII	6.375%		BBB+	2,293,413
68,000		Deutsche Bank Capital Funding Trust IX	6.625%		BBB+	1,567,400
116,500		Deutsche Bank Contingent Capital Trust III	7.600%		BBB+	2,893,860
1,800		Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%		A1	38,430
70,214		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	1,485,728
1,200		Morgan Stanley Capital Trust III	6.250%		BBB	26,880
800		Morgan Stanley Capital Trust V	5.750%		Baa2	16,536
		Total Capital Markets				49,738,205
		Commercial Banks – 6.3%
25,800		ASBC Capital I	7.625%		Baa3	567,084
136,324		Banco Santander Finance, 144A	10.500%		A-	3,851,153
731,000		Banesto Holdings, Series A, 144A	10.500%		Ba1	18,891,818
243,928		BB&T Capital Trust VI	9.600%		A3	7,000,734
66,429		BB&T Capital Trust VII	8.100%		A3	1,769,669
227,100		CoBank ACB, 144A	7.000%		N/R	9,027,225
42,800		CoBank ACB	11.000%		A	2,276,425
82,000		CoBank ACB	0.000%		A	4,284,500
5,000		Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A3	106,900
102,700		HSBC Holdings PLC	6.200%		A-	2,343,614
202,101		National City Capital Trust II	6.625%		BBB	4,805,962
289,600		PFCI Capital Corporation	7.750%		BBB+	7,149,500
		Total Commercial Banks				62,074,584
		Consumer Finance – 0.0%
19,800		HSBC USA Inc.	6.500%		A-	476,190
		Diversified Financial Services - 3.4%
799,762		ING Groep N.V.	7.200%		Ba1	17,466,802
729,555		ING Groep N.V.	7.050%		Ba1	15,554,113
24,400		JPMorgan Chase Capital Trust XI	5.875%		A2	574,620
		Total Diversified Financial Services				33,595,535
		Diversified Telecommunication Services – 0.1%
6,896		BellSouth Capital Funding (CORTS)	7.120%		A	173,047
43,200		BellSouth Corporation (CORTS)	7.000%		A	1,100,252
5,100		Verizon Communications, Series 2004-1 (SATURNS)	6.125%		A	126,225
		Total Diversified Telecommunication Services				1,399,524
		Electric Utilities - 4.7%
1,157,400		Entergy Mississippi Inc.	7.250%		A-	29,629,440
69,300		Entergy Texas Inc.	7.875%		BBB+	1,936,935
22,342		FPL Group Capital Inc.	6.600%		A3	579,551
1,500		Georgia Power Company	5.900%		A	37,455
3,600		Gulf Power Company	5.875%		A	91,332
221,900		PPL Capital Funding, Inc.	6.850%		Baa2	5,669,545
319,475		PPL Energy Supply LLC	7.000%		BBB	8,220,092
		Total Electric Utilities				46,164,350
		Food Products – 0.4%
53,400		Dairy Farmers of America Inc., 144A	7.875%		BBB-	4,337,084
		Insurance – 21.1%
5,000		Aegon N.V.	6.875%		BBB	107,900
1,742,889		Aegon N.V.	6.375%		BBB	35,450,362
609,923		Allianz SE	8.375%		A+	15,781,758
963,483		Arch Capital Group Limited	8.000%		BBB-	24,877,131
47,700		Axis Capital Holdings Limited	7.500%		BBB	4,233,375
648,807		Delphi Financial Group, Inc.	8.000%		BBB	16,479,698
404,400		Delphi Financial Group, Inc.	7.376%		BB+	8,484,312
301,900		EverestRe Capital Trust II	6.200%		Baa1	6,596,515
599,080		Financial Security Assurance Holdings	6.250%		A+	11,588,484
485,400		Markel Corporation	7.500%		BBB	12,838,830
604,741		PartnerRe Limited, Series C	6.750%		BBB+	15,033,861
107,300		PLC Capital Trust III	7.500%		BBB	2,602,025
443,898		PLC Capital Trust IV	7.250%		BBB	10,808,916
12,463		Protective Life Corporation	7.250%		BBB	292,507
200,842		Prudential Financial Inc.	9.000%		BBB+	5,553,281
322,005		Prudential PLC	6.750%		A-	7,805,401
139,500		RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	3,465,180
385,974		RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	9,000,914
6,900		Torchmark Capital Trust III	7.100%		BBB+	171,120
720,846		W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	17,696,769
		Total Insurance				208,868,339
		IT Services – 0.0%
5,800		Vertex Industries Inc. (PPLUS)	7.625%		A	149,988
		Media – 7.5%
29,063		CBS Corporation	7.250%		BBB-	715,240
746,750		CBS Corporation	6.750%		BBB-	17,802,520
1,084,356		Comcast Corporation	7.000%		BBB+	27,542,642
145,000		Comcast Corporation	6.625%		BBB+	3,567,000
965,340		Viacom Inc.	6.850%		BBB	24,104,540
		Total Media				73,731,942
		Multi-Utilities – 4.0%
543,823		Dominion Resources Inc.	8.375%		BBB	15,107,403
148,500		Scana Corporation	7.700%		BBB-	4,067,415
773,382		Xcel Energy Inc.	7.600%		Baa2	20,819,443
		Total Multi-Utilities				39,994,261
		Oil, Gas & Consumable Fuels – 2.0%
803,273		Nexen Inc.	7.350%		BB+	20,057,727
		Pharmaceuticals – 0.0%
5,000		Bristol-Myers Squibb Company (CORTS)	6.250%		A+	124,700
		Real Estate/Mortgage – 17.1%
268,403		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	6,463,144
19,908		Developers Diversified Realty Corporation, Series H	7.375%		Ba1	445,939
162,167		Duke Realty Corporation, Series L	6.600%		Baa3	3,512,537
3,001		Duke Realty Corporation, Series O	8.375%		Baa3	76,766
8,300		Harris Preferred Capital Corporation, Series A	7.375%		A-	205,674
957,365		HRPT Properties Trust, Series B	8.750%		Baa3	24,269,203
42,480		HRPT Properties Trust, Series C	7.125%		Baa3	987,660
73,300		Kimco Realty Corporation, Series F	6.650%		Baa2	1,654,381
799,689		Kimco Realty Corporation, Series G	7.750%		Baa2	20,208,141
89,050		Prologis Trust, Series G	6.750%		Baa3	1,957,319
11,500		Public Storage, Inc., Series C	6.600%		Baa1	274,045
110,300		Public Storage, Inc., Series E	6.750%		Baa1	2,654,921
10,900		Public Storage, Inc., Series F	6.450%		Baa1	252,880
2,600		Public Storage, Inc., Series G	7.000%		Baa1	65,260
17,530		Public Storage, Inc., Series H	6.950%		Baa1	427,907
67,600		Public Storage, Inc., Series Y	6.850%		Baa1	1,649,866
121,200		Realty Income Corporation	7.375%		Baa2	3,112,416
447,758		Realty Income Corporation, Series E	6.750%		Baa2	11,090,966
190,545		Regency Centers Corporation	7.450%		Baa3	4,601,662
221,836		Regency Centers Corporation	7.250%		BBB-	5,266,387
962,221		Vornado Realty LP	7.875%		BBB	24,219,103
1,930,392		Wachovia Preferred Funding Corporation	7.250%		A-	44,843,004
198,268		Weingarten Realty Investors, Series F	6.500%		Baa3	4,282,589
160,100		Weingarten Realty Trust	8.100%		BBB	3,559,023
149,245		Weingarten Realty Trust, Series E	6.950%		Baa3	3,468,454
		Total Real Estate/Mortgage				169,549,247
		Wireless Telecommunication Services – 0.1%
37,100		Telephone and Data Systems Inc.	7.600%		Baa2	920,080
3,900		United States Cellular Corporation	7.500%		Baa2	97,578
		Total Wireless Telecommunication Services				1,017,658
		Total $25 Par (or similar) Preferred Securities (cost $725,052,156)				711,279,334

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 1.6% (1.3% of Total Investments)
		Commercial Banks – 0.8%
$6,000		National Australia Bank	8.000%	9/24/16	A+	$ 6,475,200
2,250		Swedbank ForengingsSparbanken AB, 144A	7.500%	9/11/12	Ba1	2,090,950
8,250		Total Commercial Banks				8,566,150
		Electric Utilities – 0.8%
8,000		FPL Group Capital Inc.	6.650%	6/15/17	A3	7,610,616
$16,250		Total Corporate Bonds (cost $15,975,225)				16,176,766

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 50.2% (38.9% of Total Investments)
		Capital Markets – 0.8%
7,900		UBS Perferred Funding Trust I	8.622%	10/01/51	BBB-	$ 7,823,354
		Commercial Banks – 27.3%
5,500		AB Svensk Exportkredit	6.375%	10/27/49	Aa3	4,847,469
23,400		AgFirst Farm Credit Bank	8.393%	12/15/16	A	23,107,500
6,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A	5,316,104
15,724		Banco Santander Finance	10.500%	9/29/49	A-	17,573,803
481		Barclays Bank PLC, 144A	7.434%	12/15/57	A-	481,000
5,000		Barclays Bank PLC	6.278%	12/15/34	A-	4,250,000
1,353		BB&T Capital Trust IV	6.820%	6/12/37	A3	1,281,968
8,650		BBVA International Unipersonal	5.919%	4/18/58	A-	7,212,967
7,000		BNP Paribas, 144A	7.195%	12/25/57	A	6,825,000
35,650		Credit Agricole, S.A.	9.750%	12/26/54	A-	39,393,250
3,000		Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	3,210,000
1,500		First Empire Capital Trust I	8.234%	2/01/27	Baa2	1,336,923
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	17,259,009
6,800		Fulton Capital Trust I	6.290%	2/01/36	BBB-	4,281,940
4,650		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	5,993,850
6,000		KeyCorp Capital III	7.750%	7/15/29	Baa3	5,749,584
6,900		LBG Capital I PLC	8.000%	6/15/20	B+	6,037,500
11,900		Nordea Bank AB	8.375%	3/25/15	A-	12,844,622
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa3	7,860,000
7,100		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	6,543,772
26,200		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	33,814,532
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	5,860,880
28,316		Societe Generale	8.750%	10/07/49	BBB+	29,135,578
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	4,376,760
650		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	600,035
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Ba3	15,090,000
		Total Commercial Banks				270,284,046
		Diversified Financial Services – 3.8%
5,000		Bank One Capital III	8.750%	9/01/30	A2	5,826,330
12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	Baa3	12,840,645
2,500		JPMorgan Chase & Company	7.900%	4/30/49	BBB+	2,674,260
3,000		JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	2,949,102
1,775		JPMorgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	1,670,735
8,000		JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	8,189,760
3,200		MBNA Corporation, Capital Trust A	8.278%	12/01/26	Baa3	3,248,000
		Total Diversified Financial Services				37,398,832
		Diversified Telecommunication Services – 3.4%
31		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	34,091,797
		Electric Utilities - 0.7%
6,400		Dominion Resources Inc.	7.500%	6/30/66	BBB	6,439,910
		Insurance - 13.6%
2,200		AXA S.A., 144A	6.463%	12/14/18	Baa1	1,936,000
12,680		AXA S.A., 144A	6.379%	12/14/36	Baa1	11,158,400
6,750		AXA-UAP	8.600%	12/15/30	A3	8,206,481
7,100		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	6,319,000
6,600		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	6,468,000
800		Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	838,000
14,800		MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	15,244,000
11,400		National Financial Services Inc.	6.750%	5/15/37	Baa2	9,619,639
1,200		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	756,500
12,300		Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	10,668,897
17,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	16,987,520
6,300		Progressive Corporation	6.700%	6/15/67	A2	6,194,450
6,600		Prudential Financial Inc.	8.875%	6/15/18	BBB+	7,474,500
8,250		Prudential PLC	6.500%	6/29/49	A-	7,486,875
28,900		XL Capital, Limited	6.500%	10/15/57	BBB-	24,854,000
957		ZFS Finance USA Trust V	6.500%	5/09/67	A	913,935
		Total Insurance				135,126,197
		Road & Rail – 0.6%
6,400		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,231,437
		Total Capital Preferred Securities (cost $508,139,734)				497,395,573

Shares		Description (1)				Value
		Investment Companies – 3.5% (2.8% of Total Investments)
838,654		Blackrock Preferred Income Strategies Fund				$ 8,445,246
1,025,979		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				15,697,479
728,065		John Hancock Preferred Income Fund III				11,758,250
		Total Investment Companies (cost $51,111,125)				35,900,975

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Short-Term Investments - 1.9% (1.4% of Total Investments)
		U.S. Government and Agency Obligations - 0.7% (0.5% of Total Investments)
$7,000		U.S Treasury Notes	1.500%	10/31/10	AAA	$ 7,050,862
7,000		Total U.S. Government and Agency Obligations				7,050,862
		Repurchase Agreements – 1.2% (0.9% of Total Investments)
11,340		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $11,339,736, collateralized by $11,320,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $11,567,908	0.000%	4/01/10	N/A	11,339,736
		Total Short-Term Investments (cost $18,355,111)				18,390,598
		Total Investments (cost $1,318,633,351) – 128.9%				1,279,143,246
		Borrowings – (29.2)% (4), (5)				(289,500,000)
		Other Assets Less Liabilities – 0.3%				2,348,203
		Net Assets Applicable to Common Shares – 100%				$ 991,991,449

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2010:
	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$ 630,786,002	$ 577,888,905	$–	$ 1,208,674,907
Corporate Bonds	–	16,176,766	–	16,176,766
Investment Companies	35,900,975	–	–	35,900,975
Short-Term Investments	18,390,598	–	–	18,390,598
Total	$ 685,077,575	$ 594,065,671	$–	$ 1,279,143,246

*  Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3 Corporate Bonds
Balance as of beginning of period	$ 6,150,000
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	325,200
Net purchases at cost (sales at proceeds)	–
Net discounts (premiums)	–
Net transfers in to (out of) at end of period fair value	(6,475,200)
Balance as of end of period	$ –

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $1,322,097,116.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 39,307,415
Depreciation	(82,261,285)
Net unrealized appreciation (depreciation) of investments	$ (42,953,870)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000) rounds to less than $1,000.
(4)	Borrowings as a percentage of Total Investments is 22.6%.
(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2010, investments with a value of $1,049,955,242 have been pledged as collateral for Borrowings.

N/A	Not applicable.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
SATURNS	Structured Asset Trust Unit Repackaging

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                           Print the name and title of each signing officer under his or her signature.